AGE ANALYSIS OF PAST DUE FINANCING RECEIVABLES	12 Months Ended
Dec. 31, 2014
Past Due Financing Receivables [Abstract]
Past Due Financing Receivables [Text Block]
NOTE 7 AGE ANALYSIS OF PAST DUE FINANCING RECEIVABLES

The following table presents the aging of the recorded investment in loans by past due category and class of loans at December 31, 2014 and 2013 (dollar amounts in thousands).

							Recorded
	30-59	60-89	> 90			Total	Investment
	Days	Days	Days	Total		Financing	> 90 Days
December 31, 2014	Past Due	Past Due	Past Due	Past Due	Current	Receivables	and Accruing
Commercial
Operating	$0	$0	$673	$673	$33,216	$33,889	$0
Agricultural	0	0	0	0	46,022	46,022	0
Real estate, 1-4 fam	0	0	0	0	40,476	40,476	0
Real estate, other	33	0	36	69	105,052	105,121	0
Real Estate
Construction	0	0	0	0	4,214	4,214	0
Other	20	14	0	34	17,935	17,969	0
Consumer
Equity	0	40	33	73	18,113	18,186	0
Auto	0	0	0	0	4,650	4,650	0
Other	15	0	8	23	8,601	8,624	0
Total	$68	$54	$750	$872	$278,279	$279,151	$0

							Recorded
	30-59	60-89	> 90			Total	Investment
	Days	Days	Days	Total		Financing	> 90 Days
December 31, 2013	Past Due	Past Due	Past Due	Past Due	Current	Receivables	and Accruing
Commercial Operating	$946	$0	$87	$1,033	$32,275	$33,308	$0
Agricultural	0	0	0	0	41,007	41,007	0
Real estate, 1-4 fam	31	13	54	98	42,358	42,456	0
Real estate, other	60	0	1,121	1,181	98,346	99,527	0
Real Estate
Construction	0	0	0	0	3,376	3,376	0
Other	24	0	130	154	15,276	15,430	0
Consumer
Equity	14	1	343	358	18,476	18,834	0
Auto	0	0	0	0	5,178	5,178	0
Other	60	4	0	64	10,788	10,852	0
Total	$1,135	$18	$1,735	$2,888	$267,080	$269,968	$0